Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Financial assets:
Financial assets at fair value through profit or loss	¥ 1,015,046	¥ 1,695,585
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(422,729)	(455,734)
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss	1,015,046	1,695,585
Investment securities at fair value through other comprehensive income	26,817,164	32,665,451
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(422,729)	(455,734)
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	915,356	919,971	¥ 907,248	¥ 873,801
Financial assets at fair value through profit or loss	672,589	728,897
Investment securities at fair value through other comprehensive income	460,461	468,713
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(228,601)	(291,086)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Derivative financial instruments	(228,601)	(291,086)	(239,036)	(166,896)
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(228,601)	(291,086)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1,915	2,008
Financial liabilities, Unfavorable changes	2,228	2,319
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss		693,013
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	10,196	3,052
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	94	126
Financial liabilities, Unfavorable changes	89	118
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(10,593)	(7,162)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(5,315)	1,652
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	7	75
Financial assets, Unfavorable changes	7	73
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	16,598	15,384
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2,643	3,274
Financial assets, Unfavorable changes	2,687	3,309
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	21	521
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	27	17
Financial assets, Unfavorable changes	27	18
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial assets:
Derivative financial instruments	672,589	728,897	627,767	594,227
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments	633,479	693,013	595,148	561,450
Financial assets at fair value through profit or loss	633,479
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	841	3,347
Financial assets, Unfavorable changes	2,127	7,422
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	39,110	35,884	32,619	32,777
Financial assets at fair value through profit or loss	39,110
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	70	88
Financial assets, Unfavorable changes	139	167
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets:
Derivative financial instruments	460,461	468,713	518,331	447,605
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	460,461	468,713	¥ 518,331	¥ 447,605
Financial assets at fair value through profit or loss		35,884
Investment securities at fair value through other comprehensive income	460,461	468,713
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	16,141	12,914
Financial assets, Unfavorable changes	¥ 16,141	¥ 12,019